Equity-based Compensation - Transactions Related to Stock Options (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Number of Options
Options outstanding at end of year	3,544,420
2010 Stock Incentive Plan [Member] | Service based option [Member]
Number of Options
Options outstanding at beginning of year	1,303,236	1,303,236
Granted		0
Exercised		0
Forfeited		0
Options outstanding at end of year		1,303,236
Options exercisable at end of year		835,802
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 5.39	$ 5.39
Granted		0
Exercised		0
Forfeited		0
Options outstanding at end of year		5.39
Options exercisable at end of year		$ 4.89
2010 Stock Incentive Plan [Member] | Performance Based Options [Member]
Number of Options
Options outstanding at beginning of year	2,690,812	2,690,812
Granted		0
Exercised		0
Forfeited		0
Options outstanding at end of year		2,690,812
Options exercisable at end of year		2,690,812
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 4.54	$ 4.54
Granted		0
Exercised		0
Forfeited		0
Options outstanding at end of year		4.54
Options exercisable at end of year		$ 4.54
2014 Stock Incentive Plan [Member] | Service based option [Member]
Number of Options
Options outstanding at beginning of year	444,969	0
Granted		444,969
Exercised		0
Forfeited		0
Options outstanding at end of year		444,969
Options exercisable at end of year		0
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 16.00	$ 0
Granted		16.00
Exercised		0
Forfeited		0
Options outstanding at end of year		16.00
Options exercisable at end of year		$ 0